Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of deferred income tax and social contribution

Consolidated				Recognized					Recognized
	Balance as of	Recognized	Other	comprehensive	Balance as of	Recognized	Other	Reclassi-	comprehensive	Balance as of
	January 1, 2022	in income	(a)	income	December 31, 2022	in income	(a)	fication (b)	income	December 31, 2023
Noncurrent assets
Provision for allocation of PIS and Cofins credits	-	629,427	-	-	629,427	19,985	-	-	-	649,412
Provisions for legal claims	502,873	132,175	-	-	635,048	(41,717)	4,643	(5,496)	-	592,478
Post-employment benefits	429,121	22,724	-	(88,548)	363,297	14,774	-	(2,466)	129,007	504,612
Fair value in the purchase and sale of power	185,460	65,700	-	-	251,160	5,060	-	-	-	256,220
Impairment of assets	313,275	(17,486)	-	-	295,789	(73,376)	-	(9,126)	-	213,287
Voluntary retirement program	23,030	(22,551)	-	-	479	207,330	-	-	-	207,809
Expected credit losses	151,149	(11,412)	-	-	139,737	1,852	-	(633)	-	140,956
Tax losses and negative tax basis	121,802	73,260	-	-	195,062	(55,382)	(124)	(36,271)	-	103,285
Taxes with suspended liability	74,665	7,516	-	-	82,181	7,672	-	-	-	89,853
Lease liability	55,659	19,124	-	-	74,783	(121)	-	-	-	74,662
Research and development and energy efficiency programs	138,849	(11,766)	-	-	127,083	(59,818)	-	-	-	67,265
Amortization - concession	52,429	5,220	-	-	57,649	5,220	-	-	-	62,869
Provisions for performance and profit sharing	115,871	(100,957)	-	-	14,914	35,889	-	-	-	50,803
Concession contracts	19,769	(1,067)	-	-	18,702	(1,069)	-	-	-	17,633
Others	101,047	22,814	-	-	123,861	5,011	-	-	-	128,872
	2,284,999	812,721	-	(88,548)	3,009,172	71,310	4,519	(53,992)	129,007	3,160,016
(-) Noncurrent liabilities
Concession contracts	1,788,474	51,919	8,155	-	1,848,548	6,891	209,086	(38,064)	-	2,026,461
Deemed cost of property, plant and equipment	326,497	(18,810)	-	-	307,687	(16,769)	-	-	-	290,918
Accelerated depreciation	102,324	25,832	-	-	128,156	18,382	-	-	-	146,538
Fair value in the purchase and sale of power	290,964	76,834	-	-	367,798	6,775	-	-	-	374,573
Escrow deposits monetary variation	65,119	7,708	-	-	72,827	12,063	-	-	-	84,890
Right-of-use asset	54,980	16,897	-	-	71,877	(1,552)	-	-	-	70,325
Transaction cost on loans and financing and debentures	28,036	2,280	-	-	30,316	11,348	-	-	-	41,664
Others	30,174	21,672	-	3,500	55,346	17,125	-	(16,552)	(2,167)	53,752
	2,686,568	184,332	8,155	3,500	2,882,555	54,263	209,086	(54,616)	(2,167)	3,089,121
Net	(401,569)	628,389	(8,155)	(92,048)	126,617	17,047	(204,567)	624	131,174	70,895
Assets presented in the Statement of Financial Position	963,259				1,644,299					1,757,688
Liabilities presented in the Statement of Financial Position	(1,364,828)				(1,517,682)					(1,686,793)
(a) Effects mainly of business combinations occurring in 2023 (Note 1.2) and 2022.
(b) Reclassification to Assets classified as held for sale (Note 39).

Schedule of projected realization of the deferred taxes

	Assets	Liabilities
2024	1,011,652	(349,672)
2025	712,514	(326,304)
2026	200,526	(275,776)
2027	101,950	(231,884)
2028	63,152	(198,029)
2029 to 2031	150,686	(489,463)
after 2031	919,536	(1,217,993)
	3,160,016	(3,089,121)

Schedule of other taxes recoverable and other tax obligations

	12.31.2023	12.31.2022
Current assets
Recoverable ICMS (VAT)	158,010	128,288
Recoverable PIS/Pasep and Cofins taxes (a)	784,593	1,110,659
Other recoverable taxes	740	747
	943,343	1,239,694
Noncurrent assets
Recoverable ICMS (VAT)	190,229	171,374
Recoverable PIS/Pasep and Cofins taxes (a)	1,982,826	2,421,176
Other recoverable taxes	83,101	34,743
	2,256,156	2,627,293
Current liabilities
ICMS (VAT) payable (Note 12.2.2)	194,734	149,506
ICMS installment payment (Note 12.2.3)	11,365	10,437
PIS/Pasep and Cofins payable	34,616	70,423
IRRF on interest on capital	31,200	11,372
Special Tax Regularization Program - Pert	62,420	57,046
Other taxes	11,748	4,822
	346,083	303,606
Noncurrent liabilities
Social security contributions - injunction on judicial deposit	264,868	242,248
ICMS installment payment (Note 12.2.3)	29,921	37,883
Special Tax Regularization Program - Pert	317,304	347,029
Other taxes	-	6,331
	612,093	633,491
* Balances of assets and liabilities presented on a net basis, considering the Company's right and intention to realize the assets and liabilities on a net basis.
(a) The balance contains amounts referring Pis and Cofins credit on ICMS (Note 12.2.1)

Schedule of movement of the asset

Balance as of January 1, 2022		4,355,265
Monetary variation		294,952
Offsetting with taxes payable		(1,165,601)
Balance as of December 31, 2022		3,484,616
Monetary variation		256,492
Offsetting with taxes payable		(1,075,244)
Balance as of December 31, 2023		2,665,864
	Current	777,481
	Noncurrent	1,888,383

Schedule of movement of liabilities

Balance as of January 1, 2022		3,326,795
Monetary variation		261,463
(-) Transfer to sectorial financial liabilities (Note 8)		(1,593,100)
Balance as of December 31, 2022		1,995,158
Monetary variation		199,241
(-) Transfer to sectorial financial liabilities (Note 8)		(1,462,673)
Balance as of December 31, 2023		731,726
	Current	558,591
	Noncurrent	173,135

Schedule of provision for allocation of Pis and Cofins credits

Balance as of January 1, 2022	-
Provision for allocation of PIS and Cofins credits	810,563
Monetary variation	1,011,370
Balance as of June 30, 2022	1,821,933
Monetary variation	29,324
Balance as of December 31, 2022	1,851,257
Monetary variation	58,518
Balance as of December 31, 2023	1,909,775

Schedule of reconciliation of provision for income tax and social contribution

		Restated	Restated
	12.31.2023	12.31.2022	12.31.2021
Income before IRPJ and CSLL	2,489,724	942,888	4,580,425
(-) Equity in income	(307,808)	(478,577)	(366,315)
	2,181,916	464,311	4,214,110
IRPJ and CSLL (34%)	(741,851)	(157,866)	(1,432,797)
Tax effects on:
Interest on equity (JSCP)	325,720	329,800	223,380
Dividends	453	250	437
Non deductible expenses	(22,701)	(25,172)	(24,679)
Tax incentives	9,905	11,492	40,011
Unrecognized tax loss and negative basis of CSLL	(24,345)	(29,870)	(29,002)
Difference between tax bases of deemed profit and taxable profit	18,844	35,677	49,638
Effect of non taxable monetary variation (Selic) on undue tax payments	87,207	100,282	-
Others	(7,289)	16,506	(5,512)
Current IRPJ and CSLL	(371,104)	(368,035)	(372,180)
Deferred IRPJ and CSLL	17,047	649,134	(806,344)
Effective rate - %	16.2%	-60.5%	28.0%